ACCRUED EXPENSES AND OTHER PAYABLES (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
ACCRUED EXPENSES AND OTHER PAYABLES
Employees and payroll accruals	$ 1,577	$ 1,560
Accrued expenses	905	2,993
Deferred revenues	2,254	1,921
Contingent consideration		729
Other	195	197
Total	$ 4,931	$ 7,400